Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%), 5.23%,
05/25/37
(a)
...................... USD 42 $ 7,253
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 5.45%, 05/25/35
(a)
...... 47 37,528
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 4,518
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 3,443
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
6.69%, 08/25/34 ................ —
(b)
160
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.25%, 03/25/37 ................ 10 9,147
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.25%, 03/25/37 ................ 13 12,597
Series 2007-HE3, Class 1A3, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.22%, 04/25/37 ................ 6 5,675
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
5.13%, 10/25/36
(a)
................. 21 20,836
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.17%, 05/25/37 ................ 128 85,385
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
5.24%, 05/25/37 ................ 58 38,718
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ...... 36 8,435
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 5.19%,
12/25/25
(a)
...................... —
(b)
508
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 9 9,394
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.46%, 01/25/29
(c)
1 3,001
Series 2006-S5, Class A5, 6.16%, 06/25/35 1 2,505
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 5.39%, 05/15/35 .......... 2 1,570
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 5.36%, 11/15/36 ........... 4 3,678
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.57%,
01/25/36
(a)
...................... 42 38,271
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
5.37%, 01/25/47 ................ 19 9,673
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
8.34%, 02/25/47 ................ 25 24,563
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 5.27%, 05/25/37
(a)
.......... USD 28 $ 21,908
IXIS Real E state Capital Trust, Series 2007-
HE1, Class A4, (1-mo. CME Term SOFR at
0.23% Floor + 0.34%), 5.20%, 05/25/37
(a)
. 595 140,310
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
26 26,469
Series 2002-A, Class C, 0.00%, 06/15/33 . 3 2,922
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.27%,
06/25/36 ..................... 20 9,477
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 5.29%,
08/25/36 ..................... 13 4,997
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor + 0.59%),
5.45%, 05/25/37
(a)
................. 16 11,759
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.57%,
12/25/34
(a)
...................... 78 72,828
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
.... 7 3,608
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
5.18%, 03/25/37
(a)
............... 40 33,880
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
.................... 28 24,651
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
.................... 30 27,227
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR USD
at 1.20% Floor and 18.00% Cap + 1.20%),
6.41%, 10/15/37
(a)(d)
................ 4 4,395
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
......... 24 21,998
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 5.29%, 07/25/36
(a)
15 3,309
Total Asset-Backed Securities — 0.2%
(Cost: $1,009,833) ............................... 736,596
Shares
Shares
Common Stocks
Aerospace & Defense — 0.7%
BAE Systems plc .................... 21,651 359,451
Bharat Electronics Ltd. ................ 43,953 149,758
Curtiss-Wright Corp. .................. 2,214 727,720
Dassault Aviation SA ................. 168 34,690
Embraer SA
(e)
...................... 6,814 60,301
Hindustan Aeronautics Ltd.
(f)
............ 127 6,702
Kongsberg Gruppen ASA .............. 676 66,031
Northrop Grumman Corp. .............. 2,683 1,416,812
Rolls-Royce Holdings plc
(e)
............. 3,225 22,825
RTX Corp. ........................ 4,625 560,365
Thales SA ......................... 132 20,979
3,425,634

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics — 0.4%
CJ Logistics Corp. ................... 2,778 $ 197,089
Expeditors International of Washington, Inc. .. 4,919 646,356
United Parcel Service, Inc. , Class B ....... 6,890 939,383
1,782,828
Automobile Components — 0.4%
Apollo Tyres Ltd. .................... 2,766 18,085
BorgWarner, Inc. .................... 33,147 1,202,905
Bridgestone Corp. ................... 200 7,724
Hankook Tire & Technology Co. Ltd. ....... 1,543 48,632
Hanon Systems ..................... 5,794 18,841
HL Mando Co. Ltd. ................... 1,832 51,578
Hyundai Mobis Co. Ltd. ................ 215 35,607
Lear Corp. ........................ 1,008 110,023
Magna International, Inc. ............... 8,505 348,891
Sumitomo Electric Industries Ltd. ......... 3,900 63,327
Valeo SE ......................... 1,631 19,735
1,925,348
Automobiles — 0.7%
BYD Co. Ltd. , Class A ................. 15,200 656,752
BYD Co. Ltd. , Class H ................ 2,000 71,356
General Motors Co. .................. 4,027 180,571
Honda Motor Co. Ltd. ................. 34,800 371,537
Li Auto, Inc. , Class A
(e)
................ 3,300 42,434
NIO, Inc. , Class A
(e)
.................. 1,040 7,008
Tesla, Inc.
(e)
........................ 6,851 1,792,427
Toyota Motor Corp. .................. 1,700 30,556
3,152,641
Banks — 3.7%
AU Small Finance Bank Ltd.
(d)(f)
.......... 719 6,339
Banco Bilbao Vizcaya Argentaria SA ....... 3,566 38,521
Banco Bradesco SA .................. 3,121 7,522
Banco Santander SA ................. 40,519 207,614
Bancolombia SA .................... 4,068 35,341
Bank Hapoalim BM .................. 3,487 34,950
Bank of America Corp. ................ 76,463 3,034,052
Bank Polska Kasa Opieki SA ............ 3,942 150,505
BAWAG Group AG
(d)(f)
................. 2,188 169,520
BNP Paribas SA .................... 11,639 798,688
Canara Bank ....................... 6,775 9,009
China Merchants Bank Co. Ltd. , Class H .... 22,000 106,609
Citigroup, Inc. ...................... 35,171 2,201,705
Credit Agricole SA ................... 21,919 335,205
DBS Group Holdings Ltd. .............. 14,800 438,292
DNB Bank ASA ..................... 17,059 349,830
Erste Group Bank AG ................. 1,746 95,678
Grupo Financiero Banorte SAB de CV , Class O 16,042 114,176
HDFC Bank Ltd. .................... 338 6,961
ICICI Bank Ltd. ..................... 3,196 48,501
IndusInd Bank Ltd. ................... 2,154 37,184
Intesa Sanpaolo SpA ................. 57,406 245,738
JPMorgan Chase & Co. ............... 4,605 971,010
KakaoBank Corp. ................... 564 9,096
KBC Group NV ..................... 4,243 337,565
Mediobanca Banca di Credito Finanziario SpA 11,651 199,073
Mitsubishi UFJ Financial Group, Inc. ....... 9,400 96,525
Mizuho Financial Group, Inc. ............ 104,100 2,151,834
NatWest Group plc ................... 16,450 76,153
Nordea Bank Abp ................... 43,604 514,756
Standard Chartered plc ................ 13,989 148,367
State Bank of India ................... 1,666 15,642
Sumitomo Mitsui Financial Group, Inc. ...... 33,300 711,509
Sumitomo Mitsui Trust Holdings, Inc. ....... 1,000 23,935
Svenska Handelsbanken AB , Class A ...... 3,488 35,828
Security
Shares
Shares Value
Banks (continued)
Swedbank AB , Class A ................ 46,212 $ 980,880
UniCredit SpA ...................... 29,000 1,273,147
United Overseas Bank Ltd. ............. 4,200 104,840
Wells Fargo & Co. ................... 30,420 1,718,426
17,840,526
Beverages — 0.7%
Ambev SA ........................ 91,719 221,060
Anadolu Efes Biracilik ve Malt Sanayii A/S ,
Class A ........................ 21,063 120,902
Anhui Gujing Distillery Co. Ltd. , Class A ..... 400 11,472
Coca-Cola Co. (The) ................. 8,539 613,613
Coca-Cola Femsa SAB de CV ........... 8,501 75,115
Coca-Cola Icecek A/S ................. 6,578 10,964
Eastroc Beverage Group Co. Ltd. , Class A ... 1,100 42,395
Kirin Holdings Co. Ltd. ................ 22,900 348,993
Luzhou Laojiao Co. Ltd. , Class A ......... 2,600 54,558
United Spirits Ltd. ................... 1,524 28,903
Wuliangye Yibin Co. Ltd. , Class A ......... 85,300 1,954,324
3,482,299
Biotechnology — 0.8%
AbbVie, Inc. ....................... 5,448 1,075,871
Alkermes plc
(e)
...................... 2,263 63,341
Amgen, Inc. ....................... 1,439 463,660
BeiGene Ltd.
(e)
..................... 1,300 22,848
BioMarin Pharmaceutical, Inc.
(e)
.......... 122 8,575
Blueprint Medicines Corp.
(e)
............. 1,552 143,560
Celltrion, Inc. ....................... 257 38,266
CSL Ltd. .......................... 1,005 198,521
Genmab A/S
(e)
...................... 780 189,098
Gilead Sciences, Inc. ................. 6,031 505,639
Hugel, Inc.
(e)
....................... 435 79,465
Innovent Biologics, Inc.
(d)(e)(f)
............. 20,000 119,948
Ionis Pharmaceuticals, Inc.
(e)
............ 1,071 42,904
Natera, Inc.
(e)
...................... 616 78,201
Neurocrine Biosciences, Inc.
(e)
........... 1,503 173,176
PharmaResearch Co. Ltd. .............. 80 11,714
Regeneron Pharmaceuticals, Inc.
(e)
........ 248 260,708
Seegene, Inc. ...................... 227 4,264
Vertex Pharmaceuticals, Inc.
(e)
........... 608 282,769
3,762,528
Broadline Retail — 1.9%
Alibaba Group Holding Ltd. ............. 85,300 1,133,533
Amazon.com, Inc.
(e)
.................. 39,310 7,324,632
Etsy, Inc.
(e)
........................ 317 17,603
J Front Retailing Co. Ltd. ............... 6,900 75,081
JD.com, Inc. , Class A ................. 20,600 413,192
Poya International Co. Ltd. ............. 1,020 17,032
Shinsegae, Inc. ..................... 196 23,773
Wesfarmers Ltd. .................... 174 8,450
9,013,296
Building Products — 0.6%
Advanced Drainage Systems, Inc. ........ 453 71,193
AZEK Co., Inc. (The) , Class A
(e)
.......... 182 8,518
Blue Star Ltd. ...................... 5,857 144,291
Daikin Industries Ltd. ................. 2,900 407,047
Trane Technologies plc ................ 5,203 2,022,562
2,653,611
Capital Markets — 1.3%
Amundi SA
(d)(f)
...................... 457 34,159
Brookfield Corp. , Class A ............... 8,779 466,262
CBOE Global Markets, Inc. ............. 3,086 632,229
Charles Schwab Corp. (The) ............ 1,364 88,401

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
CME Group, Inc. , Class A .............. 357 $ 78,772
Daiwa Securities Group, Inc. ............ 40,300 285,834
Goldman Sachs Group, Inc. (The) ........ 128 63,374
IGM Financial, Inc. ................... 2,533 76,002
Invesco Ltd. ....................... 15,632 274,498
Macquarie Group Ltd. ................. 7,446 1,191,447
Morgan Stanley ..................... 5,088 530,373
Multi Commodity Exchange of India Ltd. .... 222 14,997
Nippon Life India Asset Management Ltd.
(d)(f)
. 2,667 20,750
Nomura Holdings, Inc. ................ 2,100 10,960
S&P Global, Inc. .................... 5,132 2,651,294
6,419,352
Chemicals — 0.6%
Asahi Kasei Corp. ................... 39,300 297,949
Asian Paints Ltd. .................... 1,837 73,034
Castrol India Ltd. .................... 2,529 7,428
DSM-Firmenich AG .................. 708 97,709
Ecolab, Inc. ....................... 3,940 1,006,000
Evonik Industries AG ................. 1,930 45,180
Hyosung Advanced Materials Corp. ....... 57 12,567
Johnson Matthey plc ................. 353 7,199
KCC Corp. ........................ 317 72,704
LG Chem Ltd. ...................... 3,189 865,583
Nutrien Ltd.
(g)
...................... 8,969 430,992
Pidilite Industries Ltd. ................. 397 15,931
Supreme Industries Ltd. ............... 241 15,306
UPL Ltd. .......................... 1,756 12,831
2,960,413
Commercial Services & Supplies — 0.0%
Cintas Corp. ....................... 68 14,000
Communications Equipment — 0.2%
Accton Technology Corp. .............. 2,000 33,463
Arcadyan Technology Corp. ............. 4,000 17,896
Arista Networks, Inc.
(e)
................ 142 54,502
Motorola Solutions, Inc. ............... 1,362 612,396
Nokia OYJ ........................ 30,767 134,334
852,591
Construction & Engineering — 1.1%
ACS Actividades de Construccion y Servicios
SA ........................... 2,341 108,054
AECOM .......................... 16,633 1,717,690
Comfort Systems USA, Inc. ............. 235 91,732
Eiffage SA ........................ 3,562 343,967
EMCOR Group, Inc. .................. 2,816 1,212,373
HDC Hyundai Development Co-Engineering &
Construction ..................... 1,475 25,058
ITD Cementation India Ltd. ............. 2,928 18,501
KEC International Ltd. ................ 1,266 15,672
MasTec, Inc.
(e)
...................... 73 8,986
NCC Ltd. ......................... 1,559 5,608
Obayashi Corp. ..................... 15,800 201,350
Praj Industries Ltd. ................... 2,643 25,270
Samsung E&A Co. Ltd.
(e)
............... 1,768 29,667
Stantec, Inc. ....................... 10,306 828,778
Voltas Ltd. ........................ 17,596 387,401
Worley Ltd. ........................ 32,690 333,150
5,353,257
Consumer Finance — 0.6%
American Express Co. ................ 10,071 2,731,255
Cholamandalam Investment & Finance Co. Ltd. 724 13,897
2,745,152
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 1.5%
BGF retail Co. Ltd. ................... 138 $ 12,057
Coles Group Ltd. .................... 736 9,175
Costco Wholesale Corp. ............... 2,076 1,840,416
E-MART, Inc. ....................... 157 7,096
Kroger Co. (The) .................... 5,718 327,641
Migros Ticaret A/S ................... 23,592 310,021
Target Corp. ....................... 7,376 1,149,623
Tesco plc ......................... 194,464 933,682
Walmart, Inc. ....................... 31,228 2,521,661
7,111,372
Containers & Packaging — 0.0%
Crown Holdings, Inc. ................. 1,300 124,644
Diversified REITs — 0.0%
British Land Co. plc (The) .............. 3,656 21,303
Diversified Telecommunication Services — 0.7%
Deutsche Telekom AG (Registered) ....... 66,100 1,941,308
Telefonica Brasil SA .................. 27,975 288,700
Verizon Communications, Inc. ........... 27,488 1,234,486
3,464,494
Electric Utilities — 1.0%
Acciona SA ........................ 419 59,446
CPFL Energia SA .................... 16,150 100,943
Enel SpA ......................... 255,302 2,039,302
Energisa SA ....................... 9,970 82,393
Exelon Corp. ....................... 17,313 702,042
Iberdrola SA ....................... 110,890 1,714,265
Power Grid Corp. of India Ltd. ........... 9,380 39,561
4,737,952
Electrical Equipment — 1.1%
ABB Ltd. (Registered) ................. 41,574 2,411,942
Acuity Brands, Inc. ................... 3,884 1,069,615
Bizlink Holding, Inc. .................. 5,954 86,163
Eaton Corp. plc ..................... 426 141,193
Generac Holdings, Inc.
(e)
............... 88 13,981
Goneo Group Co. Ltd. , Class A .......... 850 10,030
Hitachi Energy India Ltd. ............... 111 19,245
KEI Industries Ltd. ................... 287 14,697
LS Corp. ......................... 240 22,563
Mitsubishi Electric Corp. ............... 500 8,110
Nidec Corp. ....................... 3,500 73,686
Nordex SE
(e)
....................... 13,260 206,228
Schneider Electric SE ................. 2,776 731,776
Siemens Energy AG
(e)
................. 6,735 248,655
Vestas Wind Systems A/S
(e)
............. 15,671 344,820
5,402,704
Electronic Equipment, Instruments & Components — 0.2%
Celestica, Inc.
(e)
..................... 423 21,625
Chroma ATE, Inc. .................... 25,000 293,524
Delta Electronics, Inc. ................. 26,000 310,208
Flex Ltd.
(e)
......................... 185 6,184
FLEXium Interconnect, Inc. ............. 12,000 29,757
Lotes Co. Ltd. ...................... 1,000 43,626
Murata Manufacturing Co. Ltd. ........... 2,600 51,451
Primax Electronics Ltd. ................ 1,000 2,862
Spectris plc ........................ 4,740 173,227
932,464
Energy Equipment & Services — 0.3%
Halliburton Co. ..................... 816 23,705
Schlumberger NV ................... 28,778 1,207,237

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
TechnipFMC plc ..................... 4,430 $ 116,199
1,347,141
Entertainment — 0.5%
Bilibili, Inc. , Class Z
(e)
................. 7,180 165,142
NCSoft Corp. ...................... 88 12,801
NetEase, Inc. ...................... 4,900 91,531
Netflix, Inc.
(e)
....................... 1,329 942,620
Nintendo Co. Ltd. .................... 20,700 1,106,444
2,318,538
Financial Services — 1.3%
Bajaj Finserv Ltd. .................... 1,240 29,205
Berkshire Hathaway, Inc. , Class B
(e)
....... 2,676 1,231,656
Essent Group Ltd. ................... 88 5,658
FirstRand Ltd. ...................... 4,449 21,343
Groupe Bruxelles Lambert NV ........... 1,805 140,653
Investor AB , Class B .................. 18,202 560,917
Jack Henry & Associates, Inc. ........... 131 23,127
Mastercard, Inc. , Class A ............... 7,030 3,471,414
Pagseguro Digital Ltd. , Class A
(e)
......... 4,753 40,923
PayPal Holdings, Inc.
(e)
................ 130 10,144
Power Finance Corp. Ltd. .............. 1,295 7,550
Visa, Inc. , Class A ................... 2,318 637,334
6,179,924
Food Products — 0.8%
AVI Ltd. .......................... 5,041 32,024
BRF SA
(e)
......................... 9,852 42,879
Conagra Brands, Inc. ................. 3,483 113,267
Danone SA ........................ 21,685 1,579,525
General Mills, Inc. ................... 14,016 1,035,082
M Dias Branco SA ................... 3,906 18,326
Tyson Foods, Inc. , Class A ............. 18,454 1,099,120
3,920,223
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. .............. 800 6,010
UGI Corp. ......................... 26,433 661,353
667,363
Ground Transportation — 0.1%
Uber Technologies, Inc.
(e)
.............. 6,104 458,777
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories .................. 386 44,008
Boston Scientific Corp.
(e)
............... 1,050 87,990
Cochlear Ltd. ...................... 632 122,987
Medtronic plc ...................... 28,043 2,524,711
ResMed, Inc.
(g)
..................... 612 149,402
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. , Class A ..................... 15,000 619,386
Stryker Corp. ...................... 2,243 810,306
4,358,790
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. .................. 3,665 405,056
Centene Corp.
(e)
.................... 4,425 333,114
Cigna Group (The) ................... 4,093 1,417,979
Dr Lal PathLabs Ltd.
(d)(f)
................ 1,470 57,971
Elevance Health, Inc. ................. 2,074 1,078,480
Fleury SA ......................... 4,173 11,819
HCA Healthcare, Inc. ................. 5,621 2,284,543
UnitedHealth Group, Inc. ............... 632 369,518
5,958,480
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(e)
.......... 153 32,110
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.8%
Aristocrat Leisure Ltd. ................. 5,489 $ 221,616
Booking Holdings, Inc. ................ 393 1,655,363
Chipotle Mexican Grill, Inc.
(e)
............ 344 19,821
Flight Centre Travel Group Ltd. .......... 1,704 26,233
MakeMyTrip Ltd.
(e)(g)
.................. 1,542 143,329
Meituan , Class B
(d)(e)(f)
................. 65,520 1,391,343
Oriental Land Co. Ltd. ................ 4,100 106,056
Trip.com Group Ltd.
(e)
................. 4,107 247,112
Wingstop, Inc. ...................... 158 65,741
Yum China Holdings, Inc. .............. 755 33,990
Zomato Ltd.
(e)
...................... 18,415 59,939
3,970,543
Household Durables — 0.7%
Barratt Developments plc .............. 32,421 208,001
Crompton Greaves Consumer Electricals Ltd. . 36,124 179,266
Dixon Technologies India Ltd.
(f)
........... 2,635 433,561
Lennar Corp. , Class A ................. 1,331 249,536
Nikon Corp. ....................... 2,800 29,000
NVR, Inc.
(e)
........................ 13 127,553
Panasonic Holdings Corp. .............. 116,800 1,026,060
Sekisui House Ltd. ................... 1,800 49,978
Sony Group Corp. ................... 28,600 555,629
Taylor Morrison Home Corp.
(e)
........... 954 67,028
Toll Brothers, Inc. .................... 3,005 464,243
3,389,855
Household Products — 1.3%
Colgate-Palmolive Co. ................ 22,458 2,331,365
Kimberly-Clark Corp. ................. 8,934 1,271,130
Procter & Gamble Co. (The) ............ 13,664 2,366,605
Unicharm Corp. ..................... 400 14,410
5,983,510
Independent Power and Renewable Electricity Producers — 0.0%
Drax Group plc ..................... 16,361 140,864
ReNew Energy Global plc , Class A
(e)
....... 7,423 46,691
187,555
Industrial Conglomerates — 0.4%
CJ Corp. ......................... 500 45,313
Doosan Co. Ltd. .................... 477 61,683
Hitachi Ltd. ........................ 8,800 233,352
Honeywell International, Inc. ............ 5,125 1,059,389
Samsung C&T Corp. ................. 360 37,706
Siemens Ltd. ....................... 275 23,771
SK, Inc. .......................... 334 39,057
Smiths Group plc .................... 20,992 471,754
1,972,025
Industrial REITs — 0.3%
Lineage, Inc.
(g)
...................... 5,396 422,938
Prologis, Inc. ....................... 5,551 700,980
Segro plc ......................... 32,590 381,971
Tritax Big Box REIT plc ................ 19,907 42,489
1,548,378
Insurance — 1.6%
AIA Group Ltd. ..................... 158,000 1,379,791
Allianz SE (Registered) ................ 1,454 478,248
Allstate Corp. (The) .................. 1,472 279,165
Aviva plc ......................... 1,181 7,649
Direct Line Insurance Group plc .......... 25,231 63,295
Hartford Financial Services Group, Inc. (The) . 79 9,291
Intact Financial Corp. ................. 35 6,721
Marsh & McLennan Cos., Inc. ........... 1,868 416,732
Max Financial Services Ltd.
(e)
............ 662 9,401

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
MetLife, Inc. ....................... 17,378 $ 1,433,337
NN Group NV ...................... 19,344 965,191
Ping An Insurance Group Co. of China Ltd. ,
Class H ........................ 80,000 502,362
Reinsurance Group of America, Inc. ....... 478 104,142
Suncorp Group Ltd. .................. 925 11,551
Travelers Cos., Inc. (The) .............. 8,011 1,875,535
7,542,411
Interactive Media & Services — 3.0%
Alphabet, Inc. , Class A ................ 25,388 4,210,600
Alphabet, Inc. , Class C ................ 13,812 2,309,228
Auto Trader Group plc
(d)(f)
.............. 50,282 584,537
Baidu, Inc. , Class A
(e)
................. 18,350 241,259
Meta Platforms, Inc. , Class A ............ 6,152 3,521,651
NAVER Corp. ...................... 1,957 252,072
REA Group Ltd. ..................... 1,371 189,721
Snap, Inc. , Class A
(e)
................. 6,201 66,350
Tencent Holdings Ltd. ................. 48,200 2,680,156
14,055,574
IT Services — 0.7%
Accenture plc , Class A ................ 220 77,766
CGI, Inc. , Class A
(e)
.................. 427 49,133
Fujitsu Ltd. ........................ 1,000 20,559
HCL Technologies Ltd. ................ 15,540 332,869
Infosys Ltd. ........................ 32,567 727,441
Kyndryl Holdings, Inc.
(e)
................ 327 7,514
Nomura Research Institute Ltd. .......... 900 33,401
Tata Consultancy Services Ltd. .......... 2,420 123,223
TE Connectivity plc .................. 10,473 1,581,318
VeriSign, Inc.
(e)
..................... 1,452 275,822
Wix.com Ltd.
(e)
...................... 208 34,771
3,263,817
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. .............. 4,609 684,344
IQVIA Holdings, Inc.
(e)
................. 2,748 651,194
1,335,538
Machinery — 0.4%
Alfa Laval AB ...................... 118 5,673
Amada Co. Ltd. ..................... 42,900 437,996
Cummins India Ltd. .................. 4,015 182,544
Ebara Corp. ....................... 1,500 24,586
FANUC Corp. ...................... 4,800 140,978
Hyundai Rotem Co. Ltd. ............... 387 15,836
Oshkosh Corp. ..................... 2,155 215,953
Otis Worldwide Corp. ................. 1,036 107,682
Turk Traktor ve Ziraat Makineleri A/S ....... 603 12,449
Wartsila OYJ Abp .................... 18,213 407,547
Westinghouse Air Brake Technologies Corp. .. 1,271 231,030
1,782,274
Marine Transportation — 0.3%
AP Moller - Maersk A/S , Class A .......... 5 8,104
AP Moller - Maersk A/S , Class B .......... 77 129,574
Kuehne + Nagel International AG (Registered) 4,546 1,242,052
Nippon Yusen KK
(g)
.................. 300 11,019
1,390,749
Media — 0.7%
Comcast Corp. , Class A ............... 26,578 1,110,163
Fox Corp. , Class A ................... 24,194 1,024,132
Fox Corp. , Class B ................... 8,627 334,728
Informa plc ........................ 71,590 787,313
Security
Shares
Shares Value
Media (continued)
Publicis Groupe SA .................. 361 $ 39,506
3,295,842
Metals & Mining — 0.6%
Anglo American plc .................. 10,064 325,030
Boliden AB ........................ 673 22,841
Fortescue Ltd. ...................... 14,279 201,399
Freeport-McMoRan, Inc. ............... 342 17,073
Hindustan Zinc Ltd. .................. 5,238 32,607
IGO Ltd. .......................... 8,558 34,369
Nucor Corp. ....................... 1,018 153,046
Rio Tinto Ltd. ...................... 5,474 484,150
Rio Tinto plc ....................... 2,994 212,537
Teck Resources Ltd. , Class B ........... 156 8,148
Wheaton Precious Metals Corp. .......... 24,664 1,506,338
2,997,538
Multi-Utilities — 0.2%
Engie SA ......................... 53,213 920,170
Oil, Gas & Consumable Fuels — 2.3%
Aker BP ASA ....................... 2,781 59,522
BP plc ........................... 36,554 190,649
Chevron Corp.
(g)
.................... 20,162 2,969,258
ConocoPhillips ..................... 17,574 1,850,191
Cosan SA ......................... 7,672 18,449
Equinor ASA
(g)
...................... 53,456 1,352,366
Exxon Mobil Corp. ................... 2,639 309,343
Keyera Corp.
(g)
..................... 11,222 349,907
Marathon Petroleum Corp. ............. 1,963 319,792
OMV AG ......................... 1,470 62,887
Petronet LNG Ltd. ................... 2,532 10,330
Phillips 66 ......................... 105 13,802
Repsol SA ........................ 34,171 450,691
Shell plc .......................... 81,942 2,658,341
Ultrapar Participacoes SA .............. 30,246 118,148
Valero Energy Corp. .................. 97 13,098
10,746,774
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ................ 430 46,208
Stora Enso OYJ , Class R .............. 2,945 37,678
83,886
Passenger Airlines — 0.4%
Alaska Air Group, Inc.
(e)
................ 14,899 673,584
ANA Holdings, Inc. ................... 19,400 415,416
Delta Air Lines, Inc. .................. 7,076 359,390
easyJet plc ........................ 3,447 24,006
Singapore Airlines Ltd. ................ 23,400 123,526
United Airlines Holdings, Inc.
(e)
........... 1,831 104,477
1,700,399
Personal Care Products — 0.0%
Amorepacific Group .................. 1,655 35,132
LG H&H Co. Ltd. .................... 74 21,328
Natura & Co. Holding SA ............... 20,468 52,788
109,248
Pharmaceuticals — 3.3%
Ajanta Pharma Ltd. .................. 655 24,980
Alkem Laboratories Ltd. ............... 717 51,795
Astellas Pharma, Inc. ................. 49,600 573,246
AstraZeneca plc .................... 2,172 338,368
Bristol-Myers Squibb Co. ............... 23,861 1,234,568
Daiichi Sankyo Co. Ltd. ................ 12,500 412,904
Eli Lilly & Co. ...................... 2,815 2,493,921
Granules India Ltd. ................... 2,214 14,760

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
GSK plc .......................... 11,550 $ 235,170
Johnson & Johnson .................. 11,846 1,919,763
Merck & Co., Inc. .................... 22,585 2,564,753
Novartis AG (Registered) .............. 19,175 2,207,855
Novo Nordisk A/S , Class B ............. 19,429 2,304,503
Pfizer, Inc. ........................ 30,222 874,625
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A 1,800 8,147
Strides Pharma Science Ltd. ............ 1,278 21,306
Takeda Pharmaceutical Co. Ltd. .......... 4,300 123,898
Zoetis, Inc. , Class A .................. 254 49,626
Zydus Lifesciences Ltd. ............... 11,249 143,429
15,597,617
Professional Services — 1.3%
Automatic Data Processing, Inc. .......... 4,127 1,142,065
Broadridge Financial Solutions, Inc. ....... 163 35,050
Computer Age Management Services Ltd. ... 338 17,746
Experian plc ....................... 18,973 999,301
Genpact Ltd.
(g)
...................... 10,832 424,723
Intertek Group plc ................... 115 7,951
Leidos Holdings, Inc. ................. 2,608 425,104
Maximus, Inc. ...................... 3,660 340,966
Recruit Holdings Co. Ltd. .............. 1,400 85,053
Robert Half, Inc.
(g)
................... 3,243 218,611
SGS SA (Registered) ................. 796 88,882
Thomson Reuters Corp. ............... 9,312 1,588,366
Verisk Analytics, Inc. .................. 1,813 485,811
WNS Holdings Ltd.
(e)
................. 112 5,904
Wolters Kluwer NV ................... 941 158,720
6,024,253
Real Estate Management & Development — 0.6%
CBRE Group, Inc. , Class A
(e)
............ 11,716 1,458,408
Daiwa House Industry Co. Ltd. ........... 300 9,443
FirstService Corp. ................... 938 171,384
Mitsubishi Estate Co. Ltd. .............. 6,800 107,401
Mitsui Fudosan Co. Ltd.
(g)
.............. 118,000 1,111,897
Nomura Real Estate Holdings, Inc. ........ 6,800 183,213
Prestige Estates Projects Ltd. ........... 621 13,654
3,055,400
Retail REITs — 0.1%
Japan Metropolitan Fund Investment Corp. .. 54 36,251
Klepierre SA ....................... 1,224 40,106
Simon Property Group, Inc. ............. 1,870 316,067
392,424
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.
(e)
.......... 384 63,007
Applied Materials, Inc. ................ 8,462 1,709,747
ASML Holding NV ................... 627 521,577
Broadcom, Inc. ..................... 6,718 1,158,855
Elan Microelectronics Corp. ............. 17,000 76,496
GigaDevice Semiconductor, Inc. , Class A
(e)
... 10,900 136,504
Koh Young Technology, Inc. ............. 599 4,850
Lam Research Corp. ................. 1,771 1,445,278
LX Semicon Co. Ltd. ................. 114 5,617
MediaTek, Inc. ...................... 26,000 958,244
Micron Technology, Inc. ................ 8,994 932,768
NVIDIA Corp. ...................... 93,938 11,407,831
Parade Technologies Ltd. .............. 7,000 168,406
Phison Electronics Corp. ............... 13,000 202,923
QUALCOMM, Inc. ................... 9,366 1,592,688
Realtek Semiconductor Corp. ........... 13,000 192,953
Taiwan Semiconductor Manufacturing Co. Ltd. 86,000 2,593,257
Tokyo Electron Ltd. .................. 6,600 1,177,016
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Will Semiconductor Co. Ltd. Shanghai , Class A 13,900 $ 210,587
24,558,604
Software — 4.2%
Adobe, Inc.
(e)
....................... 3,133 1,622,205
Beijing Kingsoft Office Software, Inc. , Class A . 1,480 55,647
Birlasoft Ltd. ....................... 31,620 227,054
Dropbox, Inc. , Class A
(e)
............... 1,760 44,757
Fortinet, Inc.
(e)
...................... 10,650 825,908
Guidewire Software, Inc.
(e)
.............. 3,041 556,321
Intuit, Inc. ......................... 1,162 721,602
KPIT Technologies Ltd. ................ 1,177 22,851
Manhattan Associates, Inc.
(e)
............ 3,109 874,810
Microsoft Corp. ..................... 29,412 12,655,984
Nice Ltd.
(e)
........................ 691 120,138
Nutanix, Inc. , Class A
(e)
................ 6,200 367,350
Pegasystems, Inc. ................... 159 11,621
Qualys, Inc.
(e)
...................... 140 17,984
ServiceNow, Inc.
(e)
................... 1,632 1,459,644
TOTVS SA ........................ 20,489 107,791
Workiva, Inc. , Class A
(e)
................ 475 37,582
Xero Ltd.
(e)
........................ 265 27,392
19,756,641
Specialized REITs — 0.0%
Equinix, Inc. ....................... 140 124,268
VICI Properties, Inc. .................. 599 19,953
144,221
Specialty Retail — 0.5%
Gap, Inc. (The)
(g)
.................... 2,203 48,576
Industria de Diseno Textil SA ............ 31,341 1,856,217
JB Hi-Fi Ltd. ....................... 447 24,602
Lojas Renner SA .................... 123,470 407,963
Trent Ltd. ......................... 588 53,197
Vibra Energia SA .................... 10,718 45,900
2,436,455
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc. ........................ 60,327 14,056,191
Chicony Electronics Co. Ltd. ............ 12,000 61,872
Dell Technologies, Inc. , Class C .......... 1,247 147,819
HP, Inc. .......................... 15,640 561,007
Logitech International SA (Registered) ...... 1,542 138,103
NetApp, Inc. ....................... 16,170 1,997,157
16,962,149
Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.
(e)
............... 10,740 1,712,493
Hermes International SCA .............. 32 78,795
HUGO BOSS AG .................... 2,324 106,429
Kering SA ......................... 209 60,161
LVMH Moet Hennessy Louis Vuitton SE ..... 488 374,236
Makalot Industrial Co. Ltd. .............. 22,460 248,481
Mavi Giyim Sanayi ve Ticaret A/S , Class B
(d)(f)
. 7,200 18,981
Moncler SpA ....................... 8,572 544,979
Swatch Group AG (The) ............... 536 114,933
Swatch Group AG (The) (Registered) ...... 572 24,514
3,284,002
Trading Companies & Distributors — 0.1%
AerCap Holdings NV ................. 1,090 103,245
Ferguson Enterprises, Inc. .............. 97 19,261
Sojitz Corp. ........................ 1,100 26,063
Sumitomo Corp. .................... 9,500 213,333
361,902

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Water Utilities — 0.1%
United Utilities Group plc ............... 20,024 $ 280,743
Wireless Telecommunication Services — 0.2%
KDDI Corp. ........................ 1,500 48,056
MTN Group Ltd. ..................... 25,396 134,980
SK Telecom Co. Ltd. .................. 6,634 282,511
SoftBank Corp. ..................... 99,000 129,253
SoftBank Group Corp. ................ 3,500 207,607
TIM SA .......................... 14,507 50,010
852,417
Total Common Stocks — 57.3%
(Cost: $ 225,003,314) .............................. 272,402,669
Par (000)
Par (000)
Corporate Bonds
Automobile Components — 0.0%
(d)
Garrett Motion Holdings, Inc., 7.75%, 05/31/32 USD 112 114,620
Phinia, Inc., 6.63%, 10/15/32 ........... 25 25,207
139,827
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27 .... 280 270,436
Banks — 3.0%
Banco Bilbao Vizcaya Argentaria SA, (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.70%), 6.14%,
09/14/28
(a)
..................... 600 627,184
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18%,
03/24/28
(a)
.................... 400 396,179
5.59%, 08/08/28 .................. 400 416,396
6.61%, 11/07/28 .................. 400 434,002
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23%,
11/22/32
(a)
.................... 200 177,137
6.92%, 08/08/33 .................. 200 221,310
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.84%), 3.82%,
01/20/28 ..................... 78 77,156
(1-day SOFR + 1.05%), 2.55%, 02/04/28 . 379 364,137
(3-mo. CME Term SOFR + 1.77%), 3.71%,
04/24/28 ..................... 89 87,712
(1-day SOFR + 1.58%), 4.38%, 04/27/28 . 240 240,380
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 ..................... 39 38,282
(1-day SOFR + 1.99%), 6.20%, 11/10/28 . 210 221,668
(1-day SOFR + 1.06%), 2.09%, 06/14/29 . 315 290,888
Bank of Montreal, 5.20%, 02/01/28 ....... 360 371,228
BPCE SA, 2.70%, 10/01/29
(d)
........... 274 252,240
Citibank NA, 5.44%, 04/30/26 .......... 350 356,797
Citigroup, Inc.
(a)
(1-day SOFR + 1.28%), 3.07%, 02/24/28 . 460 447,077
(3-mo. CME Term SOFR + 1.65%), 3.67%,
07/24/28 ..................... 266 261,262
(1-day SOFR + 1.15%), 2.67%, 01/29/31 . 510 464,646
(1-day SOFR + 1.17%), 2.56%, 05/01/32 . 20 17,578
(1-day SOFR + 1.94%), 3.79%, 03/17/33 . 310 290,396
(1-day SOFR + 2.06%), 5.83%, 02/13/35 . 230 240,200
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
................ 30 31,888
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
..................... 670 665,096
Security
Par (000)
Par (000) Value
Banks (continued)
Intesa Sanpaolo SpA, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.60%), 4.20%, 06/01/32
(a)(d)
.......... USD 200 $ 178,246
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78%,
02/01/28 ..................... 127 125,613
(1-day SOFR + 1.17%), 2.95%, 02/24/28 . 266 257,983
(1-day SOFR + 1.89%), 2.18%, 06/01/28 . 6 5,690
(1-day SOFR + 1.99%), 4.85%, 07/25/28 . 590 600,289
(3-mo. CME Term SOFR + 1.59%), 4.45%,
12/05/29 ..................... 13 13,060
(1-day SOFR + 1.26%), 2.96%, 01/25/33 . 220 197,979
(1-day SOFR + 2.58%), 5.72%, 09/14/33 . 650 689,171
(1-day SOFR + 1.85%), 5.35%, 06/01/34 . 330 345,317
Mitsubishi UFJ Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
..................... 380 363,637
Mizuho Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.75%), 1.55%, 07/09/27
(a)
.... 500 475,684
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.34%), 5.30%, 01/21/28 . 170 173,967
(1-day SOFR + 1.60%), 5.40%, 07/23/35 . 360 375,409
Royal Bank of Canada, 5.20%, 08/01/28 .... 420 436,393
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50%, 03/09/29 . 780 816,794
(1-day SOFR + 2.70%), 6.57%, 06/12/29 . 250 262,646
(1-day SOFR + 3.28%), 7.66%, 11/09/31 . 320 359,755
Santander UK Group Holdings plc, (1-day
SOFR + 2.60%), 6.53%, 01/10/29
(a)
..... 680 720,432
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28 .................. 200 207,411
1.90%, 09/17/28 .................. 200 182,692
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 ................. 370 354,604
Truist Financial Corp., (1-day SOFR + 2.36%),
5.87%, 06/08/34
(a)
................ 65 69,101
UniCredit SpA, (5-Year USD Swap Rate +
4.91%), 7.30%, 04/02/34
(a)(d)
.......... 110 117,243
US Bancorp, (1-day SOFR + 1.86%), 5.68%,
01/23/35
(a)
..................... 40 42,400
Washington Mutual Escrow Bonds
(e)(h)(i)
0.00%, 11/06/09 .................. 100 1,300
0.00%, 09/29/17 .................. 400 —
14,363,655
Beverages — 0.7%
Coca-Cola Co. (The)
3.00%, 03/05/51 .................. 1,460 1,071,536
2.50%, 03/15/51 .................. 220 144,076
Diageo Capital plc
2.00%, 04/29/30 .................. 780 695,199
2.13%, 04/29/32 .................. 270 231,220
5.50%, 01/24/33 .................. 1,030 1,097,413
3,239,444
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27 .......... 200 191,509
Gilead Sciences, Inc.
5.25%, 10/15/33 .................. 160 168,753
5.55%, 10/15/53 .................. 180 193,220
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ...................... 1,160 1,002,301
1,555,783

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.1%
(d)
Macy's Retail Holdings LLC, 5.88%, 04/01/29 . USD 35 $ 34,545
Rakuten Group, Inc.
11.25%, 02/15/27 ................. 120 131,224
9.75%, 04/15/29 .................. 200 218,250
384,019
Building Products — 0.4%
Eco Material Technologies, Inc., 7.88%,
01/31/27
(d)
..................... 30 30,306
Owens Corning
3.40%, 08/15/26 .................. 110 108,365
4.30%, 07/15/47 .................. 410 346,768
Smyrna Ready Mix Concrete LLC, 8.88%,
11/15/31
(d)
..................... 50 53,935
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ...................... 1,280 1,261,700
1,801,074
Capital Markets — 1.6%
Ares Capital Corp.
7.00%, 01/15/27 .................. 260 270,636
2.88%, 06/15/27 .................. 145 137,160
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
..... 180 181,203
Barings BDC, Inc., 7.00%, 02/15/29 ....... 30 31,338
Blackstone Private Credit Fund, 4.00%,
01/15/29 ...................... 129 122,801
Deutsche Bank AG, (1-day SOFR + 1.59%),
5.71%, 02/08/28
(a)
................ 150 153,244
FactSet Research Systems, Inc.
2.90%, 03/01/27 .................. 790 764,017
3.45%, 03/01/32 .................. 37 33,758
FS KKR Capital Corp.
2.63%, 01/15/27 .................. 125 117,565
3.13%, 10/12/28 .................. 330 299,715
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.11%), 2.64%, 02/24/28 . 886 851,612
(3-mo. CME Term SOFR + 1.77%), 3.69%,
06/05/28 ..................... 206 202,739
(1-day SOFR + 1.25%), 2.38%, 07/21/32 . 440 381,590
(1-day SOFR + 1.55%), 5.85%, 04/25/35 . 263 282,593
(3-mo. CME Term SOFR + 1.63%), 4.02%,
10/31/38 ..................... 123 111,616
Golub Capital BDC, Inc., 6.00%, 07/15/29 ... 377 383,060
Main Street Capital Corp., 6.95%, 03/01/29 .. 270 281,638
Moody's Corp., 3.25%, 01/15/28 ......... 69 67,451
Morgan Stanley
3.63%, 01/20/27 .................. 281 278,466
(1-day SOFR + 1.00%), 2.48%, 01/21/28
(a)
280 268,891
3.59%, 07/22/28
(a)
................. 35 34,295
(1-day SOFR + 1.59%), 5.16%, 04/20/29
(a)
85 87,368
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30
(a)
.................... 357 357,781
(1-day SOFR + 1.14%), 2.70%, 01/22/31
(a)
295 270,188
(1-day SOFR + 1.03%), 1.79%, 02/13/32
(a)
405 342,822
(1-day SOFR + 1.02%), 1.93%, 04/28/32
(a)
24 20,363
(1-day SOFR + 1.20%), 2.51%, 10/20/32
(a)
516 450,415
(1-day SOFR + 2.08%), 4.89%, 07/20/33
(a)
240 242,999
(1-day SOFR + 1.87%), 5.25%, 04/21/34
(a)
470 485,411
StoneX Group, Inc., 7.88%, 03/01/31
(d)
..... 40 42,591
7,555,326
Chemicals — 0.1%
Ecolab, Inc., 2.70%, 12/15/51 .......... 210 141,130
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
.... 91 84,427
Security
Par (000)
Par (000) Value
Chemicals (continued)
Olympus Water US Holding Corp., 9.75%,
11/15/28
(d)
..................... USD 75 $ 80,045
305,602
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(d)
..................... 161 161,043
Republic Services, Inc., 5.20%, 11/15/34 .... 140 146,166
307,209
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.30%, 02/26/54 ..... 95 100,794
Motorola Solutions, Inc.
2.30%, 11/15/30 .................. 450 397,024
2.75%, 05/24/31 .................. 440 393,616
5.60%, 06/01/32 .................. 240 253,750
5.40%, 04/15/34 .................. 220 229,596
1,374,780
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(d)
..................... 20 21,417
Quanta Services, Inc., 2.90%, 10/01/30 .... 1,190 1,095,691
Tutor Perini Corp., 11.88%, 04/30/29
(d)
..... 65 72,457
1,189,565
Consumer Finance — 0.8%
American Express Co.
2.55%, 03/04/27 .................. 199 192,113
(SOFR Index + 1.28%), 5.28%, 07/27/29
(a)
290 300,368
(1-day SOFR + 1.84%), 5.04%, 05/01/34
(a)
130 133,362
(1-day SOFR + 1.93%), 5.63%, 07/28/34
(a)
50 52,297
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(d)
..................... 63 66,576
Capital One Financial Corp.
(a)
(1-day SOFR + 3.07%), 7.62%, 10/30/31 . 890 1,011,514
(1-day SOFR + 2.37%), 5.27%, 05/10/33 . 100 100,948
(1-day SOFR + 2.60%), 5.82%, 02/01/34 . 360 374,621
Credit Acceptance Corp., 9.25%, 12/15/28
(d)
. 31 33,152
Discover Financial Services, (SOFR Index +
3.37%), 7.96%, 11/02/34
(a)
........... 480 563,992
goeasy Ltd.
(d)
9.25%, 12/01/28 .................. 51 54,910
7.63%, 07/01/29 .................. 35 36,260
OneMain Finance Corp.
7.13%, 03/15/26 .................. 47 47,983
6.63%, 01/15/28 .................. 48 48,873
9.00%, 01/15/29 .................. 32 33,909
Synchrony Financial, 2.88%, 10/28/31 ..... 620 526,331
3,577,209
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The), 5.00%, 09/15/34 ....... 105 105,876
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
126 120,171
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 40 39,923
265,970
Diversified REITs — 0.3%
Digital Realty Trust LP
5.55%, 01/15/28 .................. 820 848,855
3.60%, 07/01/29 .................. 430 415,579
Uniti Group LP
(d)
10.50%, 02/15/28 ................. 156 166,515
Series MAY, 10.50%, 02/15/28 ......... 15 16,011
1,446,960
Diversified Telecommunication Services — 0.2%
CCO Holdings LLC
(d)
5.38%, 06/01/29 .................. 86 82,878

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.38%, 09/01/29 .................. USD 81 $ 81,096
7.38%, 03/01/31 .................. 166 169,963
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
..................... 8 7,553
Frontier Communications Holdings LLC, 6.75%,
05/01/29
(d)
..................... 142 143,001
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 260 311,704
Windstream Escrow LLC
(d)
7.75%, 08/15/28 .................. 20 20,019
8.25%, 10/01/31 .................. 20 20,332
836,546
Electric Utilities — 0.7%
Avangrid, Inc.
3.20%, 04/15/25 .................. 500 494,898
3.80%, 06/01/29 .................. 140 136,144
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 15,816
Commonwealth Edison Co., 4.90%, 02/01/33 . 460 471,434
Eversource Energy
Series U, 1.40%, 08/15/26 ........... 60 56,815
2.90%, 03/01/27 .................. 270 261,274
3.38%, 03/01/32 .................. 220 200,269
Exelon Corp.
2.75%, 03/15/27 .................. 19 18,386
5.45%, 03/15/34 .................. 130 136,364
5.10%, 06/15/45 .................. 10 9,782
4.10%, 03/15/52 .................. 7 5,780
NSTAR Electric Co.
3.25%, 05/15/29 .................. 280 269,163
3.95%, 04/01/30 .................. 250 247,484
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ...................... 110 110,493
Public Service Electric & Gas Co.
3.65%, 09/01/28 .................. 80 78,764
5.20%, 08/01/33 .................. 650 684,440
2.05%, 08/01/50 .................. 31 18,115
3,215,421
Electronic Equipment, Instruments & Components — 0.2%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 15 14,654
CDW LLC, 3.57%, 12/01/31 ........... 66 60,389
Keysight Technologies, Inc.
4.60%, 04/06/27 .................. 620 624,014
3.00%, 10/30/29 .................. 170 158,729
857,786
Energy Equipment & Services — 0.0%
(d)
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29 ...................... 31 33,243
Valaris Ltd., 8.38%, 04/30/30 ........... 10 10,300
43,543
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ...... 122 104,746
Financial Services — 0.6%
Burford Capital Global Finance LLC
(d)
6.88%, 04/15/30 .................. 10 9,996
9.25%, 07/01/31 .................. 5 5,381
CPI CG, Inc., 10.00%, 07/15/29
(d)
........ 60 63,150
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 ................. 58 53,045
Fiserv, Inc.
5.45%, 03/02/28 .................. 130 134,869
5.60%, 03/02/33 .................. 275 291,232
Freedom Mortgage Corp.
(d)
12.00%, 10/01/28 ................. 20 21,847
12.25%, 10/01/30 ................. 30 33,599
Security
Par (000)
Par (000) Value
Financial Services (continued)
Freedom Mortgage Holdings LLC
(d)
9.25%, 02/01/29 .................. USD 35 $ 36,381
9.13%, 05/15/31 .................. 40 41,124
Mastercard, Inc.
3.30%, 03/26/27 .................. 100 98,597
2.00%, 11/18/31 .................. 390 337,020
3.85%, 03/26/50 .................. 370 312,907
MGIC Investment Corp., 5.25%, 08/15/28 ... 830 825,465
Nationstar Mortgage Holdings, Inc.
(d)
5.00%, 02/01/26 .................. 5 4,976
6.00%, 01/15/27 .................. 80 80,009
6.50%, 08/01/29 .................. 35 35,589
5.13%, 12/15/30 .................. 177 169,796
PennyMac Financial Services, Inc., 7.13%,
11/15/30
(d)
..................... 35 36,240
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
..................... 34 33,116
Visa, Inc., 3.65%, 09/15/47 ............ 180 150,286
2,774,625
Food Products — 0.2%
Kellanova
3.40%, 11/15/27 .................. 190 185,770
4.30%, 05/15/28 .................. 460 462,286
Unilever Capital Corp., 1.75%, 08/12/31 .... 600 515,451
1,163,507
Gas Utilities — 0.0%
AmeriGas Partners LP
5.75%, 05/20/27 .................. 175 171,757
9.38%, 06/01/28
(d)
................. 30 31,504
ONE Gas, Inc., 4.25%, 09/01/32 ......... 45 44,407
247,668
Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 160 154,545
Ryder System, Inc.
5.65%, 03/01/28 .................. 25 26,052
6.30%, 12/01/28 .................. 310 333,226
513,823
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
... 154 162,855
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28 40 41,511
204,366
Health Care Providers & Services — 1.5%
Cencora, Inc.
2.70%, 03/15/31 .................. 590 530,136
4.30%, 12/15/47 .................. 340 299,872
Centene Corp., 2.45%, 07/15/28 ......... 370 340,742
Cigna Group (The)
4.38%, 10/15/28 .................. 280 281,088
5.25%, 02/15/34 .................. 170 176,041
DaVita, Inc., 4.63%, 06/01/30
(d)
......... 36 34,319
Elevance Health, Inc., 3.65%, 12/01/27 .... 260 256,359
HCA, Inc.
5.25%, 06/15/26 .................. 230 231,693
3.13%, 03/15/27 .................. 160 155,514
5.20%, 06/01/28 .................. 170 174,441
5.45%, 04/01/31 .................. 265 276,104
3.63%, 03/15/32 .................. 338 312,554
5.60%, 04/01/34 .................. 245 255,302
5.45%, 09/15/34 .................. 45 46,302
4.63%, 03/15/52 .................. 100 86,792
5.90%, 06/01/53 .................. 80 83,453
Heartland Dental LLC, 10.50%, 04/30/28
(d)
.. 30 32,098

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Icon Investments Six DAC, 6.00%, 05/08/34 . USD 930 $ 989,384
McKesson Corp., 5.10%, 07/15/33 ....... 780 809,910
Quest Diagnostics, Inc.
4.60%, 12/15/27 .................. 280 283,750
4.63%, 12/15/29 .................. 340 344,148
Tenet Healthcare Corp., 6.13%, 10/01/28 ... 195 196,557
UnitedHealth Group, Inc.
5.30%, 02/15/30 .................. 350 369,075
4.50%, 04/15/33 .................. 90 90,400
5.88%, 02/15/53 .................. 60 66,417
5.05%, 04/15/53 .................. 420 416,923
7,139,374
Health Care REITs — 0.0%
MPT Operating Partnership LP, 5.25%, 08/01/26 85 80,933
Health Care Technology — 0.3%
IQVIA, Inc.
5.70%, 05/15/28 .................. 1,000 1,038,447
6.25%, 02/01/29 .................. 395 419,853
1,458,300
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc.
4.35%, 10/15/27 .................. 85 84,982
4.55%, 10/15/29 .................. 85 84,840
NCL Corp. Ltd., 5.88%, 03/15/26
(d)
....... 83 83,005
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(d)
..................... 25 27,070
Sabre GLBL, Inc., 11.25%, 12/15/27
(d)
..... 46 47,732
Viking Cruises Ltd.
(d)
7.00%, 02/15/29 .................. 65 65,821
9.13%, 07/15/31 .................. 30 32,807
426,257
Household Durables — 0.3%
MDC Holdings, Inc., 3.97%, 08/06/61 ...... 100 86,668
NVR, Inc., 3.00%, 05/15/30 ............ 620 574,248
PulteGroup, Inc.
5.00%, 01/15/27 .................. 470 476,453
6.38%, 05/15/33 .................. 240 263,990
1,401,359
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 ............. 370 340,328
Honeywell International, Inc., 5.35%, 03/01/64 90 94,855
Pentair Finance SARL
4.50%, 07/01/29 .................. 450 448,088
5.90%, 07/15/32 .................. 190 203,381
1,086,652
Insurance — 0.5%
Allstate Corp. (The), 3.85%, 08/10/49 ..... 140 114,744
Ambac Assurance Corp., 5.10%
(d)(j)
....... 5 6,720
Fairfax Financial Holdings Ltd., 6.35%,
03/22/54
(d)
..................... 110 117,558
Marsh & McLennan Cos., Inc.
5.15%, 03/15/34 .................. 280 293,120
5.45%, 03/15/53 .................. 270 280,750
5.70%, 09/15/53 .................. 290 311,722
Progressive Corp. (The), 4.95%, 06/15/33 ... 580 601,709
Reinsurance Group of America, Inc., 5.75%,
09/15/34 ...................... 330 347,625
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... 170 149,257
Willis North America, Inc.
4.65%, 06/15/27 .................. 160 161,271
Security
Par (000)
Par (000) Value
Insurance (continued)
5.90%, 03/05/54 .................. USD 220 $ 230,819
2,615,295
IT Services — 0.6%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 .. 490 523,000
CGI, Inc., 2.30%, 09/14/31 ............ 520 445,690
Cogent Communications Group LLC, 7.00%,
06/15/27
(d)
..................... 250 254,395
Cogent Communications Group, Inc., 7.00%,
06/15/27
(d)
..................... 35 35,570
IBM International Capital Pte. Ltd.
4.90%, 02/05/34 .................. 720 738,578
5.30%, 02/05/54 .................. 420 425,226
International Business Machines Corp., 2.20%,
02/09/27 ...................... 280 268,136
2,690,595
Machinery — 0.1%
Cummins, Inc., 4.90%, 02/20/29 ......... 160 165,425
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 30 32,142
Otis Worldwide Corp., 2.57%, 02/15/30 .... 23 21,074
Terex Corp., 6.25%, 10/15/32
(d)
......... 30 30,000
Wabash National Corp., 4.50%, 10/15/28
(d)
.. 94 86,115
334,756
Media — 0.2%
Cable One, Inc., 4.00%, 11/15/30
(d)
....... 71 56,596
DirecTV Financing LLC
(d)
5.88%, 08/15/27 .................. 259 254,294
8.88%, 02/01/30 .................. 20 20,119
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ...................... 32 27,997
Nexstar Media, Inc.
(d)
5.63%, 07/15/27 .................. 134 132,731
4.75%, 11/01/28 .................. 140 133,762
Paramount Global, 4.20%, 05/19/32 ...... 45 39,905
Ziggo Bond Co. BV, 5.13%, 02/28/30
(d)
..... 75 69,134
734,538
Metals & Mining — 0.2%
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(d)
..................... 7 7,160
Mineral Resources Ltd., 9.25%, 10/01/28
(d)
.. 25 26,620
Reliance, Inc., 2.15%, 08/15/30 ......... 370 325,253
Steel Dynamics, Inc.
2.80%, 12/15/24 .................. 35 34,786
2.40%, 06/15/25 .................. 330 324,658
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
..... 20 20,989
739,466
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%,
04/01/29
(d)
..................... 48 50,331
Multi-Utilities — 0.0%
San Diego Gas & Electric Co., 5.55%, 04/15/54 110 116,247
Oil, Gas & Consumable Fuels — 1.1%
California Resources Corp., 8.25%, 06/15/29
(d)
127 129,423
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 .................. 30 30,497
3.70%, 11/15/29 .................. 170 163,439
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 830 824,583
Civitas Resources, Inc., 8.38%, 07/01/28
(d)
.. 32 33,263
Diamondback Energy, Inc.
5.75%, 04/18/54 .................. 50 50,383
5.90%, 04/18/64 .................. 40 40,318
Enbridge, Inc., 6.20%, 11/15/30 ......... 25 27,220
Global Partners LP, 8.25%, 01/15/32
(d)
..... 78 80,909

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP
7.50%, 11/15/40 .................. USD 16 $ 18,942
5.00%, 08/15/42 .................. 20 18,630
Kinder Morgan, Inc., 5.95%, 08/01/54 ..... 130 134,910
New Fortress Energy, Inc.
(d)
6.50%, 09/30/26 .................. 84 70,587
8.75%, 03/15/29 .................. 163 122,721
Occidental Petroleum Corp., 6.05%, 10/01/54 70 71,068
ONEOK, Inc.
5.85%, 01/15/26 .................. 330 335,004
5.65%, 11/01/28 .................. 460 480,784
6.35%, 01/15/31 .................. 380 411,760
6.05%, 09/01/33 .................. 170 181,639
7.15%, 01/15/51 .................. 120 138,479
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(d)
... 49 48,409
Talos Production, Inc.
(d)
9.00%, 02/01/29 .................. 15 15,445
9.38%, 02/01/31 .................. 20 20,562
Targa Resources Corp.
6.15%, 03/01/29 .................. 810 863,078
6.50%, 02/15/53 .................. 210 233,051
TotalEnergies Capital SA, 5.49%, 04/05/54 .. 150 155,017
Venture Global LNG, Inc.
(d)
8.13%, 06/01/28 .................. 15 15,638
9.50%, 02/01/29 .................. 56 63,084
8.38%, 06/01/31 .................. 15 15,839
9.88%, 02/01/32 .................. 174 193,347
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
... 52 51,978
5,040,007
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2017-1,Class B, 4.95%, 02/15/25 .. 9 9,333
Series 2019-1,Class B, 3.85%, 02/15/28 .. 43 40,495
American Airlines, Inc.
(d)
7.25%, 02/15/28 .................. 78 79,842
8.50%, 05/15/29 .................. 119 126,261
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
... 35 36,867
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 05/01/28 ...... 24 22,407
United Airlines, Inc., 4.38%, 04/15/26
(d)
..... 17 16,727
331,932
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.
(d)
6.13%, 02/01/27 .................. 219 197,794
11.00%, 09/30/28 ................. 207 193,028
Eli Lilly & Co., 5.05%, 08/14/54 ......... 260 266,412
Merck & Co., Inc.
2.15%, 12/10/31 .................. 370 324,242
2.45%, 06/24/50 .................. 30 19,275
2.75%, 12/10/51 .................. 19 12,846
5.00%, 05/17/53 .................. 85 85,625
Novartis Capital Corp., 2.20%, 08/14/30 .... 855 775,954
Organon & Co., 7.88%, 05/15/34
(d)
....... 115 121,837
Zoetis, Inc.
3.00%, 09/12/27 .................. 110 106,662
2.00%, 05/15/30 .................. 800 707,020
2,810,695
Professional Services — 0.3%
Automatic Data Processing, Inc., 1.70%,
05/15/28 ...................... 1,510 1,402,051
VT Topco, Inc., 8.50%, 08/15/30
(d)
........ 25 26,674
1,428,725
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
4.88%, 03/01/26 .................. USD 170 $ 170,784
5.50%, 04/01/29 .................. 320 333,707
5.95%, 08/15/34 .................. 500 536,985
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
90 88,678
1,130,154
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc., 3.75%, 02/15/51
(d)
....... 130 103,332
Intel Corp., 4.88%, 02/10/28 ........... 440 444,609
Lam Research Corp., 1.90%, 06/15/30 ..... 1,050 928,387
NVIDIA Corp.
1.55%, 06/15/28 .................. 190 175,676
2.00%, 06/15/31 .................. 870 769,036
3.50%, 04/01/50 .................. 50 41,039
3.70%, 04/01/60 .................. 480 394,981
NXP BV
3.88%, 06/18/26 .................. 25 24,810
4.30%, 06/18/29 .................. 172 171,015
3.40%, 05/01/30 .................. 70 66,073
2.50%, 05/11/31 .................. 189 164,914
Texas Instruments, Inc.
1.90%, 09/15/31 .................. 97 84,489
3.65%, 08/16/32 .................. 1,020 983,486
4.90%, 03/14/33 .................. 220 230,480
TSMC Arizona Corp., 3.25%, 10/25/51 ..... 220 172,343
4,754,670
Software — 1.0%
Adobe, Inc., 2.30%, 02/01/30 ........... 1,010 928,063
Autodesk, Inc.
3.50%, 06/15/27 .................. 81 79,627
2.40%, 12/15/31 .................. 54 47,324
Cloud Software Group, Inc.
(d)
6.50%, 03/31/29 .................. 86 85,567
9.00%, 09/30/29 .................. 85 86,497
Dye & Durham Ltd., 8.63%, 04/15/29
(d)
..... 48 50,778
Intuit, Inc.
1.35%, 07/15/27 .................. 860 802,439
1.65%, 07/15/30 .................. 1,060 923,454
5.20%, 09/15/33 .................. 90 94,938
5.50%, 09/15/53 .................. 30 32,245
Oracle Corp.
5.38%, 09/27/54 .................. 55 54,967
4.10%, 03/25/61 .................. 120 94,387
Roper Technologies, Inc., 1.75%, 02/15/31 .. 26 22,002
Salesforce, Inc., 3.05%, 07/15/61 ........ 260 174,744
ServiceNow, Inc., 1.40%, 09/01/30 ....... 850 729,337
Workday, Inc., 3.80%, 04/01/32 ......... 500 474,621
4,680,990
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 09/15/26 .................. 120 113,612
5.80%, 11/15/28 .................. 10 10,505
Crown Castle, Inc., 3.65%, 09/01/27 ...... 260 254,875
Equinix, Inc.
1.00%, 09/15/25 .................. 151 145,777
1.45%, 05/15/26 .................. 160 152,849
Iron Mountain, Inc., 7.00%, 02/15/29
(d)
..... 33 34,396
712,014
Specialty Retail — 0.4%
Bath & Body Works, Inc.
6.95%, 03/01/33 .................. 50 50,630
6.88%, 11/01/35 .................. 83 86,486

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Carvana Co.
(d)(k)
9.00%, (9.00% Cash or 12.00% PIK),
12/01/28 ..................... USD 124 $ 125,203
11.00%, (11.00% Cash or 13.00% PIK),
06/01/30 ..................... 125 130,003
14.00%, (14.00% Cash or 14.00% PIK),
06/01/31 ..................... 124 140,314
Foot Locker, Inc., 4.00%, 10/01/29
(d)
...... 45 39,129
Home Depot, Inc. (The)
1.50%, 09/15/28 .................. 300 273,647
1.38%, 03/15/31 .................. 31 26,101
1.88%, 09/15/31 .................. 400 344,364
4.50%, 12/06/48 .................. 17 15,898
3.35%, 04/15/50 .................. 240 184,470
Lowe's Cos., Inc.
3.35%, 04/01/27 .................. 250 245,441
3.65%, 04/05/29 .................. 93 90,756
1,752,442
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Holdings Corp.
(d)
5.50%, 08/15/28 .................. 96 81,965
8.88%, 11/30/29 .................. 21 19,503
101,468
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
7.35%, 11/27/28 .................. 5 5,254
7.70%, 11/27/30 .................. 5 5,387
3.05%, 03/15/32 .................. 500 428,013
7.85%, 11/27/33 .................. 10 10,843
Wolverine World Wide, Inc., 4.00%, 08/15/29
(d)
134 118,240
567,737
Trading Companies & Distributors — 0.0%
(d)
EquipmentShare.com, Inc., 9.00%, 05/15/28 . 20 20,885
Fortress Transportation & Infrastructure
Investors LLC
7.88%, 12/01/30 .................. 62 66,794
5.88%, 04/15/33 .................. 30 29,850
117,529
Wireless Telecommunication Services — 0.0%
Connect Finco SARL, 6.75%, 10/01/26
(d)
.... 75 75,000
T-Mobile USA, Inc., 5.50%, 01/15/55 ...... 90 93,230
168,230
Total Corporate Bonds — 19.0%
(Cost: $88,350,896) ............................... 90,209,586
Foreign Government Obligations
Chile — 0.1%
Republic of Chile, 3.25%
,
09/21/71 ........ 320 214,300
Mexico — 0.0%
United Mexican States, 3.77%
,
05/24/61 .... 250 163,047
Total Foreign Government Obligations — 0.1%
(Cost: $365,150) ................................. 377,347
Shares
Shares
Investment Companies
iShares Russell 1000 Value ETF
(l)
......... 49,975 9,485,255
Total Investment Companies — 2.0%
(Cost: $7,902,372) ............................... 9,485,255
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 5.32%, 06/25/35
(a)
..... USD 36 $ 30,728
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 19 9,089
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
5.43%, 11/25/36
(a)
............... 23 19,485
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.25%, 04/25/47
(a)
............... 18 16,443
Series 2007-OA8, Class 2A1, ( 1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.33%, 06/25/47
(a)
............... 10 8,053
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor and 10.00%
Cap + 0.59%), 5.45%, 08/25/47
(a)
..... 4 3,758
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94 % Floor + 0.94%), 6.06%, 10/25/46
(a)
. 41 26,919
APS Resecuritization Trust, Series 2016-1,
Class 1MZ, 2.14%, 07/31/57
(a)(d)
........ 140 54,525
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(d)
...... 50 16,654
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.39%), 5.25%, 08/25/36
(a)
........... 9 9, 117
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 266 112,828
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 20 16,491
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
...................... 109 43,821
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 6.25%, 11/25/35
(a)
.. 18 3,804
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
......... 23 11,635
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 5.31%,
08/25/47
(a)
...................... 75 65,875
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
7.12%, 03/25/36
(a)
................. 4 3,858
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50% , 01/25/37 .......... 1 796
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 4.02%, 09/25/37
(a)
. 26 17,144
J.P. Morgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (1-mo. CME Term
SOFR at 0.42% Floor and 11.50% Cap +
0.53%), 5.3 9%, 03/25/37
(a)
........... 18 14,927
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(d)
.. 26 25,781

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor + 0.95%),
5.81%, 06/25/37
(a)
................. USD 4 $ 3,080
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 4.14%,
04/25/36
(a)
...................... 7 3,606
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50% Cap
+ 0.49%), 5.35%, 06/25/36
(a)
.......... 10 8,729
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 28 26,207
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(c)
35 30,823
584,176
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(d)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 5.42%,
01/25/36 ..................... 11 10,719
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 5.64%,
01/25/36 ..................... 8 8,006
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 5.51%,
04/25/36 ..................... 5 4,839
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 5.34%,
10/25/36 ..................... 6 5,427
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 5.42%,
10/25/36 ..................... 6 5,436
34,427
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a)(d)
........ 831 2,598
Total Non-Agency Mortgage-Backed Securities — 0.1%
(Cost: $799,476) ................................. 621,201
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
(e)(h)(i)
Lehman Brothers Holdings, Inc. .......... 490 —
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 130 —
Total Other Interests — 0.0%
(Cost: $6) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Banks — 0.0%
Banco Bradesco SA (Preference) ......... 22,865 61,950
Bancolombia SA (Preference) ........... 9,851 77,945
139,895
Security
Shares
Shares Value
Chemicals — 0.1%
Braskem SA (Preference), Series A, Class A
(e)
71,317 $ 261,301
Sociedad Quimica y Minera de Chile SA
(Preference), Class B ............... 2,930 121,555
382,856
Electric Utilities — 0.0%
CTEEP-Cia de Transmissao de Energia Eletrica
Paulista (Preference)
(e)
.............. 2,747 12,253
Energisa SA (Preference) .............. 2 3
12,256
Metals & Mining — 0.0%
Gerdau SA (Preference) ............... 11,431 40,162
Passenger Airlines — 0.0%
Azul SA (Preference)
(e)
................ 11,664 13,360
Total Preferred Securities — 0.1%
(Cost: $866,384) ................................. 588,529
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.1%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 ........... USD 105 101,080
3.00%, 09/01/27 - 12/01/46 ........... 200 189,205
3.50%, 04/01/31 - 01/01/48 ........... 329 317,312
4.00%, 08/01/40 - 12/01/45 ........... 52 51,654
4.50%, 02/01/39 - 04/01/49 ........... 397 399,181
5.00%, 10/01/41 - 11/01/48 ........... 78 80,249
5.50%, 06/01/41 .................. 35 36,530
6.00%,  01/01/34 .................. 27 27,915
Federal National Mortgage Association,
4.00%, 01/01/41 .................. 4 3,989
Government National Mortgage Association
2.00%, 08/20/50 - 04/20/52 ........... 4,302 3,650,077
2.00%, 10/15/54
(n)
................. 1,163 986,083
2.50%, 07/20/51 - 07/20/52 ........... 4,353 3,836,235
2.50%, 10/15/54
(n)
................. 300 264,363
3.00%, 02/15/45 - 09/20/52 ........... 2,825 2,580,128
3.00%, 10/15/54
(n)
................. 250 227,949
3.50%, 01/15/42 - 02/20/52 ........... 996 948,730
4.00%,  04/20/39 - 12/20/47 ........... 176 173,563
4.00%, 10/15/54
(n)
................. 644 622,598
4.50%, 12/20/39 - 04/20/50 ........... 235 236,255
5.00%, 12/15/38 - 07/20/53 ........... 199 200,370
5.00%, 10/15/54 - 11/15/54
(n)
.......... 250 250,381
5.50%,  12/20/52 - 07/20/53 ........... 204 207,264
5.50%, 10/15/54
(n)
................. 775 782,463
6.00%, 09/20/53 - 08/20/54 ........... 134 136,289
6.00%, 10/15/54
(n)
................. 300 305,083
6.50%, 07/20/54 - 08/20/54 ........... 131 134,376
6.50%, 10/15/54
(n)
................. 125 127,892
7.50%, 03/15/32 .................. 1 936
Uniform Mortgage-Backed Securities
2.00%, 10/01/31 - 02/01/52 ........... 3,390 2,871,608
2.00%, 10/25/39
(n)
................. 1,250 1,143,442
2.50%, 09/01/27 - 02/01/52 ........... 1,645 1,483,285
2.50%,  10/25/39 - 10/25/54
(n)
.......... 700 630,122
3.00%, 04/01/29 - 03/01/52 ........... 1,663 1,551,981
3.50%, 08/01/30 - 01/01/51 ........... 2,263 2,143,161
3.50%, 10/25/39
(n)
................. 61 59,709
4.00%, 10/01/33 - 01/01/51 ........... 1,133 1,113,016
4.00%,  10/25/39 - 10/25/54
(n)
.......... 350 340,178
4.50%, 02/01/25 - 08/01/53 ........... 1,887 1,897,185
4.50%, 10/25/54
(n)
................. 50 49,151

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00%, 09/01/35 - 05/01/49 ........... USD 130 $ 133,017
5.00%, 10/25/54
(n)
................. 675 674,552
5.50%,  02/01/35 - 04/01/41 ........... 203 208,827
5.50%, 10/25/54
(n)
................. 750 758,685
6.00%, 12/01/27 - 08/01/54 ........... 961 991,542
6.00%, 10/25/54
(n)
................. 200 204,406
6.50%, 05/01/40 - 03/01/54 ........... 128 133,541
6.50%, 10/25/54
(n)
................. 725 747,398
34,012,956
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust, Series 2017-3,
Class B, 0.00%, 07/25/56
(d)(o)
.......... 37 5,443
Total U.S. Government Sponsored Agency Securities — 7.1%
(Cost: $35,862,407) ............................... 34,018,399
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 .................. 66 68,235
4.50%, 08/15/39 .................. 382 405,189
4.38%, 11/15/39 .................. 82 85,776
1.13%, 05/15/40 - 08/15/40 ........... 694 456,508
1.38%, 11/15/40 .................. 347 235,472
2.25%,  05/15/41 - 02/15/52 ........... 13,000 9,144,258
2.38%, 02/15/42 .................. 4,000 3,115,312
3.13%, 02/15/43 .................. 332 287,271
2.88%, 05/15/43 - 11/15/46 ........... 597 488,704
3.63%, 08/15/43 .................. 332 307,463
3.75%, 11/15/43 .................. 332 312,339
4.75%, 11/15/43 .................. 400 431,485
2.50%, 02/15/45 .................. 593 453,228
3.00%, 02/15/47 .................. 1,500 1,229,180
1.63%, 11/15/50 .................. 3 1,765
1.88%, 11/15/51 .................. 1,000 622,969
U.S. Treasury Notes
0.25%,  09/30/25 .................. 5,511 5,312,087
4.00%, 12/15/25 - 01/15/27 ........... 700 704,461
4.13%, 06/15/26 .................. 2,100 2,114,192
0.50%, 05/31/27 .................. 129 118,972
2.25%, 08/15/27 .................. 798 769,228
1.25%, 03/31/28 - 09/30/28 ........... 1,047 966,464
2.88%, 08/15/28 .................. 188 183,219
3.13%, 11/15/28 .................. 363 356,676
3.75%, 12/31/28 .................. 200 201,344
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.75%, 01/31/29 - 11/15/29 ........... USD 1,239 $ 1,135,132
2.63%, 02/15/29 .................. 63 60,576
1.88%,  02/28/29 - 02/15/32 ........... 12,352 11,304,703
2.38%, 05/15/29 .................. 7,063 6,703,229
1.63%, 08/15/29 - 05/15/31 ........... 492 442,571
1.50%, 02/15/30 .................. 23 20,652
1.13%, 02/15/31 .................. 179 153,926
1.38%, 11/15/31 .................. 3 2,569
Total U.S. Treasury Obligations — 10.1%
(Cost: $54,782,283) ............................... 48,195,155
Total Long-Term Investments — 96.0%
(Cost: $414,942,121) .............................. 456,634,737
Shares
Shares
Short-Term Securities
Money Market Funds — 5.7%
(l)(p)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.05%
(q)
.................. 5,873,170 5,877,869
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.83% .................... 21,102,112 21,102,112
Total Short-Term Securities — 5.7%
(Cost: $ 26,980,419) ............................... 26,979,981
Total Investments Before TBA Sale Commitments — 101.7%
(Cost: $441,922,540 ) .............................. 483,614,718
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities,
6.00%, 10/25/54
(n)
................. (200) (204,406)
Total TBA Sale Commitments — (0.1)%
(Proceeds: $(204,250)) ............................ (204,406)
Total Investments Net of TBA Sale Commitments — 101.6%
(Cost: $441,718,290 ) .............................. 483,410,312
Liabilities in Excess of Other Assets — (1.6)% ............. (7,824,306)
Net Assets — 100.0% ...............................
$ 475,586,006
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Perpetual security with no stated maturity date.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Affiliate of the Fund.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
Zero-coupon bond.
(p)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 5,875,610
(a)
$ — $ 2,698 $ (439) $ 5,877,869 5,873,170 $ 15,261
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 6,692,438 14,409,674
(a)
— — — 21,102,112 21,102,112 501,266 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 4,494,602 — (4,493,676)
(a)
(1,152) 226 — — — —
iShares Russell 1000 Value
ETF ................ 9,123,783 — (955,113) 127,005 1,189,580 9,485,255 49,975 132,187 —
$ 128,551 $ 1,189,367 $ 36,465,236 $ 648,714 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 25 12/12/24 $ 4,646 $ 177,251
U.S. Treasury 10-Year Note ................................................... 36 12/19/24 4,118 13,049
U.S. Treasury 10-Year Ultra Note ............................................... 4 12/19/24 474 2,803
U.S. Treasury Long Bond ..................................................... 49 12/19/24 6,093 (5,051)
MSCI EAFE Index ......................................................... 5 12/20/24 622 10,221
MSCI Emerging Markets Index ................................................. 5 12/20/24 293 18,221
S&P 500 E-Mini Index ....................................................... 5 12/20/24 1,454 30,798
U.S. Treasury 2-Year Note .................................................... 146 12/31/24 30,408 (56,167)
191,125
Short Contracts
S&P/TSX 60 Index ......................................................... 2 12/19/24 427 (8,055)
U.S. Treasury 10-Year Note ................................................... 49 12/19/24 5,604 22,571
U.S. Treasury Long Bond ..................................................... 81 12/19/24 10,072 32,419
U.S. Treasury Ultra Bond ..................................................... 101 12/19/24 13,461 149,112
MSCI EAFE Index ......................................................... 23 12/20/24 2,861 (62,078)
MSCI Emerging Markets Index ................................................. 29 12/20/24 1,700 (108,107)
S&P 500 E-Mini Index ....................................................... 41 12/20/24 11,919 (309,979)
U.S. Treasury 5-Year Note .................................................... 182 12/31/24 20,011 62,934
(221,183)
$ (30,058)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 20,839,575 USD 13,869,435 Canadian Imperial Bank of Commerce 12/18/24 $ 549,503
CAD 5,860,654 USD 4,317,326 Toronto Dominion Bank 12/18/24 24,816
EUR 8,224,727 USD 9,093,098 Canadian Imperial Bank of Commerce 12/18/24 91,451
USD 149,603 JPY 20,879,000 Toronto Dominion Bank 12/18/24 2,764
668,534
USD 124,934 EUR 113,000 Deutsche Bank AG 12/18/24 (1,254)
USD 129,043 GBP 99,100 Deutsche Bank AG 12/18/24 (3,425)
(4,679)
$ 663,855
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 2,550 $ 189,973 $ 183,567 $ 6,406
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.34% Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/03/25 USD 30,587 $ 1,172,263 $ — $ 1,172,263
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 736,596 $ — $ 736,596
Common Stocks
Aerospace & Defense .................................... 2,765,198 660,436 — 3,425,634
Air Freight & Logistics .................................... 1,585,739 197,089 — 1,782,828
Automobile Components .................................. 1,661,819 263,529 — 1,925,348
Automobiles .......................................... 1,972,998 1,179,643 — 3,152,641
Banks ............................................... 8,082,232 9,758,294 — 17,840,526
Beverages ........................................... 920,752 2,561,547 — 3,482,299
Biotechnology ......................................... 3,098,404 664,124 — 3,762,528
Broadline Retail ........................................ 7,342,235 1,671,061 — 9,013,296
Building Products ....................................... 2,102,273 551,338 — 2,653,611
Capital Markets ........................................ 4,861,205 1,558,147 — 6,419,352
Chemicals ............................................ 1,436,992 1,523,421 — 2,960,413
Commercial Services & Supplies ............................. 14,000 — — 14,000
Communications Equipment ................................ 666,898 185,693 — 852,591
Construction & Engineering ................................ 3,859,559 1,493,698 — 5,353,257
Consumer Finance ...................................... 2,731,255 13,897 — 2,745,152
Consumer Staples Distribution & Retail ........................ 5,839,341 1,272,031 — 7,111,372
Containers & Packaging .................................. 124,644 — — 124,644
Diversified REITs ....................................... — 21,303 — 21,303

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ 1,523,186 $ 1,941,308 $ — $ 3,464,494
Electric Utilities ........................................ 885,378 3,852,574 — 4,737,952
Electrical Equipment ..................................... 1,224,789 4,177,915 — 5,402,704
Electronic Equipment, Instruments & Components ................. 27,809 904,655 — 932,464
Energy Equipment & Services .............................. 1,347,141 — — 1,347,141
Entertainment ......................................... 942,620 1,375,918 — 2,318,538
Financial Services ...................................... 5,420,256 759,668 — 6,179,924
Food Products ......................................... 2,308,674 1,611,549 — 3,920,223
Gas Utilities ........................................... 661,353 6,010 — 667,363
Ground Transportation ................................... 458,777 — — 458,777
Health Care Equipment & Supplies ........................... 3,616,417 742,373 — 4,358,790
Health Care Providers & Services ............................ 5,900,509 57,971 — 5,958,480
Health Care Technology .................................. 32,110 — — 32,110
Hotels, Restaurants & Leisure .............................. 1,918,244 2,052,299 — 3,970,543
Household Durables ..................................... 908,360 2,481,495 — 3,389,855
Household Products ..................................... 5,969,100 14,410 — 5,983,510
Independent Power and Renewable Electricity Producers ............ 46,691 140,864 — 187,555
Industrial Conglomerates .................................. 1,059,389 912,636 — 1,972,025
Industrial REITs ........................................ 1,123,918 424,460 — 1,548,378
Insurance ............................................ 4,124,923 3,417,488 — 7,542,411
Interactive Media & Services ............................... 10,107,829 3,947,745 — 14,055,574
IT Services ........................................... 2,026,324 1,237,493 — 3,263,817
Life Sciences Tools & Services .............................. 1,335,538 — — 1,335,538
Machinery ............................................ 567,114 1,215,160 — 1,782,274
Marine Transportation .................................... — 1,390,749 — 1,390,749
Media ............................................... 2,469,023 826,819 — 3,295,842
Metals & Mining ........................................ 1,684,605 1,312,933 — 2,997,538
Multi-Utilities .......................................... — 920,170 — 920,170
Oil, Gas & Consumable Fuels ............................... 5,961,988 4,784,786 — 10,746,774
Paper & Forest Products .................................. 46,208 37,678 — 83,886
Passenger Airlines ...................................... 1,137,451 562,948 — 1,700,399
Personal Care Products .................................. 52,788 56,460 — 109,248
Pharmaceuticals ....................................... 9,137,256 6,460,361 — 15,597,617
Professional Services .................................... 4,666,600 1,357,653 — 6,024,253
Real Estate Management & Development ....................... 1,629,792 1,425,608 — 3,055,400
Retail REITs .......................................... 316,067 76,357 — 392,424
Semiconductors & Semiconductor Equipment .................... 18,310,174 6,248,430 — 24,558,604
Software ............................................. 19,303,559 453,082 — 19,756,641
Specialized REITs ...................................... 144,221 — — 144,221
Specialty Retail ........................................ 502,439 1,934,016 — 2,436,455
Technology Hardware, Storage & Peripherals .................... 16,762,174 199,975 — 16,962,149
Textiles, Apparel & Luxury Goods ............................ 1,712,493 1,571,509 — 3,284,002
Trading Companies & Distributors ............................ 122,506 239,396 — 361,902
Water Utilities ......................................... — 280,743 — 280,743
Wireless Telecommunication Services ......................... 184,990 667,427 — 852,417
Corporate Bonds
Automobile Components .................................. — 139,827 — 139,827
Automobiles .......................................... — 270,436 — 270,436
Banks ............................................... — 14,362,355 1,300 14,363,655
Beverages ........................................... — 3,239,444 — 3,239,444
Biotechnology ......................................... — 1,555,783 — 1,555,783
Broadline Retail ........................................ — 384,019 — 384,019
Building Products ....................................... — 1,801,074 — 1,801,074
Capital Markets ........................................ — 7,555,326 — 7,555,326
Chemicals ............................................ — 305,602 — 305,602
Commercial Services & Supplies ............................. — 307,209 — 307,209
Communications Equipment ................................ — 1,374,780 — 1,374,780
Construction & Engineering ................................ — 1,189,565 — 1,189,565
Consumer Finance ...................................... — 3,577,209 — 3,577,209
Consumer Staples Distribution & Retail ........................ — 265,970 — 265,970
Diversified REITs ....................................... — 1,446,960 — 1,446,960
Diversified Telecommunication Services ........................ — 836,546 — 836,546
Electric Utilities ........................................ — 3,215,421 — 3,215,421
Electronic Equipment, Instruments & Components ................. — 857,786 — 857,786
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ — $ 43,543 $ — $ 43,543
Entertainment ......................................... — 104,746 — 104,746
Financial Services ...................................... — 2,774,625 — 2,774,625
Food Products ......................................... — 1,163,507 — 1,163,507
Gas Utilities ........................................... — 247,668 — 247,668
Ground Transportation ................................... — 513,823 — 513,823
Health Care Equipment & Supplies ........................... — 204,366 — 204,366
Health Care Providers & Services ............................ — 7,139,374 — 7,139,374
Health Care REITs ...................................... — 80,933 — 80,933
Health Care Technology .................................. — 1,458,300 — 1,458,300
Hotels, Restaurants & Leisure .............................. — 426,257 — 426,257
Household Durables ..................................... — 1,401,359 — 1,401,359
Industrial Conglomerates .................................. — 1,086,652 — 1,086,652
Insurance ............................................ — 2,615,295 — 2,615,295
IT Services ........................................... — 2,690,595 — 2,690,595
Machinery ............................................ — 334,756 — 334,756
Media ............................................... — 734,538 — 734,538
Metals & Mining ........................................ — 739,466 — 739,466
Mortgage Real Estate Investment Trusts (REITs) .................. — 50,331 — 50,331
Multi-Utilities .......................................... — 116,247 — 116,247
Oil, Gas & Consumable Fuels ............................... — 5,040,007 — 5,040,007
Passenger Airlines ...................................... — 331,932 — 331,932
Pharmaceuticals ....................................... — 2,810,695 — 2,810,695
Professional Services .................................... — 1,428,725 — 1,428,725
Real Estate Management & Development ....................... — 1,130,154 — 1,130,154
Semiconductors & Semiconductor Equipment .................... — 4,754,670 — 4,754,670
Software ............................................. — 4,680,990 — 4,680,990
Specialized REITs ...................................... — 712,014 — 712,014
Specialty Retail ........................................ — 1,752,442 — 1,752,442
Technology Hardware, Storage & Peripherals .................... — 101,468 — 101,468
Textiles, Apparel & Luxury Goods ............................ — 567,737 — 567,737
Trading Companies & Distributors ............................ — 117,529 — 117,529
Wireless Telecommunication Services ......................... — 168,230 — 168,230
Foreign Government Obligations .............................. — 377,347 — 377,347
Investment Companies .................................... 9,485,255 — — 9,485,255
Non-Agency Mortgage-Backed Securities ........................ — 621,201 — 621,201
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... 139,895 — — 139,895
Chemicals ............................................ 261,301 121,555 — 382,856
Electric Utilities ........................................ 12,256 — — 12,256
Metals & Mining ........................................ 40,162 — — 40,162
Passenger Airlines ...................................... 13,360 — — 13,360
U.S. Government Sponsored Agency Securities .................... — 34,018,399 — 34,018,399
U.S. Treasury Obligations ................................... — 48,195,155 — 48,195,155
Short-Term Securities
Money Market Funds ...................................... 26,979,981 — — 26,979,981
Liabilities
Investments
TBA Sale Commitments .................................... — (204,406) — (204,406)
$ 223,678,537 $ 259,730,475 $ 1,300 $ 483,410,312
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 6,406 $ — $ 6,406
Equity contracts ........................................... 59,240 1,349,514 — 1,408,754
Foreign currency exchange contracts ............................ — 668,534 — 668,534
Interest rate contracts ....................................... 282,888 — — 282,888
Liabilities
Equity contracts ........................................... (488,219) — — (488,219)
Foreign currency exchange contracts ............................ — (4,679) — (4,679)
Interest rate contracts ....................................... (61,218) — — (61,218)
$ (207,309) $ 2,019,775 $ — $ 1,812,466
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Sustainable Balanced Portfolio

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)